Consolidated Statements of Stockholder’s Equity - USD ($) $ in Thousands		Total		Common Stock	Additional Paid-in Capital	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment		Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjustment	Total Equity	Total Equity Cumulative Effect, Period of Adoption, Adjustment
Beginning Balance at Dec. 31, 2019				$ 2,000	$ 268,021	$ 280,246	$ (167)	[1]	$ 85,635		$ 635,902	$ (167)	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributed capital					85,112						85,112
Contributed (distributed) capital- parent/child asset transfers					(4,398)						(4,398)
Comprehensive income (loss):
Net income (loss)		$ 48,371				48,371					48,371
Other comprehensive income (loss), net of tax		99,772							99,772		99,772
Total comprehensive income (loss)											148,143
Ending Balance at Dec. 31, 2020				2,000	348,735	328,450	$ (57,811)		185,407	$ (9,329)	864,592	$ (67,140)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributed capital					101,300						101,300
Contributed (distributed) capital- parent/child asset transfers					67						67
Comprehensive income (loss):
Net income (loss)		84,623	[2]			84,623					84,623
Other comprehensive income (loss), net of tax		(74,091)							(74,091)		(74,091)
Total comprehensive income (loss)											10,532
Ending Balance at Dec. 31, 2021	[3]			2,000	450,102	355,262			101,987		909,351
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributed capital					326,700						326,700
Contributed (distributed) capital- parent/child asset transfers					(1,390)						(1,390)
Comprehensive income (loss):
Net income (loss)		(69,829)	[2]			(69,829)					(69,829)
Other comprehensive income (loss), net of tax		$ (138,177)							(138,177)		(138,177)
Total comprehensive income (loss)											(208,006)
Ending Balance at Dec. 31, 2022	[3]			$ 2,000	$ 775,412	$ 285,433			$ (36,190)		$ 1,026,655

[1]	Includes the impact from the adoption of ASU 2016-13. See Note 2.
[2]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
[3]	Amounts adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.